Segments - Company's Total Income Derived from Countries (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	6,779,924	437,171	683,323
Scotland [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	10,170,804	22,454,227	14,143,270
U.S.A [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	1,456,833	4,955,965	8,919
Switzerland [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	3,462,035	2,236,251	544,263
Foreign Countries [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	15,089,672	29,646,443	14,696,452
Domestic and Foreign Countries [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total income	21,869,596	30,083,614	15,379,775
LifeScan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of total income derived	62.00%	82.00%	96.00%
Siemens [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of total income derived	7.00%	16.00%	0.00%